Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficiency) - USD ($)	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Treasury Stock
Balance at Dec. 31, 2012	$ (5,141,693)	$ 772	$ 8,950,755	$ (14,061,220)	$ (32,000)
Balance (in shares) at Dec. 31, 2012		772,175			(27,932)
Shares and warrants issued for cash	905,000	$ 42	904,958	0	$ 0
Shares and warrants issued for cash (in shares)		42,030			0
Shares and warrants issued as debt discount in connection with notes payable	573,769	$ 17	573,752	0	$ 0
Shares and warrants issued as debt discount in connection with notes payable (in shares)		16,938			0
Shares issued in satisfaction of accrued services	213,000	$ 14	212,986	0	$ 0
Shares issued in satisfaction of accrued services (in shares)		13,313			0
Exercise of warrants for purchase of common stock	505,809	$ 84	505,725	0	$ 0
Exercise of warrants for purchase of common stock (in shares)		84,302			0
Shares and warrants issued in exchange of notes payable and accrued interest	417,681	$ 41	417,640	0	$ 0
Shares and warrants issued in exchange of notes payable and accrued interest (in shares)		40,925			0
Warrant modifications	214,912	$ 0	214,912	0	$ 0
Waiver of previously accrued executive salary and bonus	565,000	0	565,000	0	0
Beneficial conversion features related to convertible notes payable	0
Stock-based compensation: shares of common stock	138,055	$ 12	138,043	0	$ 0
Stock-based compensation: shares of common stock (in shares)		11,977			0
Stock-based compensation: options and warrants	674,592	$ 0	674,592	0	$ 0
Impact of share rounding as a result of reverse stock split	0	$ 0	0	0	$ 0
Impact of share rounding as a result of reverse stock split (in shares)		2			0
Net loss	(5,751,194)	$ 0	0	(5,751,194)
Balance at Dec. 31, 2013	(6,685,069)	$ 982	13,158,363	(19,812,414)	$ (32,000)
Balance (in shares) at Dec. 31, 2013		981,662			(27,932)
Shares and warrants issued for cash	2,605,000	$ 434	2,604,566	0	$ 0
Shares and warrants issued for cash (in shares)		433,600			0
Shares issued in satisfaction of accrued consulting services	140,000	$ 30	139,970	0	$ 0
Shares issued in satisfaction of accrued consulting services (in shares)		29,773			0
Shares and warrant issued as payment for leasehold improvements	71,050	$ 14	71,036	0	$ 0
Shares and warrant issued as payment for leasehold improvements (in shares)		14,210			0
Exercise of warrants for purchase of common stock	113,000	$ 19	112,981	0	$ 0
Exercise of warrants for purchase of common stock (in shares)		18,834			0
Conversion of notes payable and accrued interest into common stock	359,711	$ 89	359,622	0	$ 0
Conversion of notes payable and accrued interest into common stock (in shares)		89,239			0
Shares and warrants issued in exchange of notes payable and accrued interest	343,026	$ 55	342,971	0	$ 0
Shares and warrants issued in exchange of notes payable and accrued interest (in shares)		55,073			0
Shares and warrants issued in connection with extension of notes payable	249,800	$ 50	249,750	0	$ 0
Shares and warrants issued in connection with extension of notes payable (in shares)		50,000			0
Warrant modifications	50,035	$ 0	50,035	0	$ 0
Beneficial conversion features related to convertible notes payable	92,370	0	92,370	0	0
Stock-based compensation: shares of common stock	300,837	$ 53	300,784	0	$ 0
Stock-based compensation: shares of common stock (in shares)		53,205			0
Stock-based compensation: options and warrants	1,059,459	$ 0	1,059,459	0	$ 0
Net loss	(5,587,612)	0	0	(5,587,612)	0
Balance at Dec. 31, 2014	(6,888,393)	$ 1,726	18,541,907	(25,400,026)	$ (32,000)
Balance (in shares) at Dec. 31, 2014		1,725,596			(27,932)
Shares and warrants issued for cash	1,051,000	$ 180	1,050,820	0	$ 0
Shares and warrants issued for cash (in shares)		180,167			0
Shares issued in satisfaction of accrued services	8,481	$ 1	8,480	0	$ 0
Shares issued in satisfaction of accrued services (in shares)		943			0
Conversion of notes payable and accrued interest into common stock	170,065	$ 35	170,030	0	$ 0
Conversion of notes payable and accrued interest into common stock (in shares)		34,869			0
Shares and warrants issued in connection with settlement agreement	152,000	$ 4	151,996	0	$ 0
Shares and warrants issued in connection with settlement agreement (in shares)		4,230			0
Warrants issued as debt discount in connection with notes payable	54,415	$ 0	54,415	0	$ 0
Shares and warrants issued in exchange of notes payable	5,142,065	$ 853	5,141,212	0	$ 0
Shares and warrants issued in exchange of notes payable (in shares)		853,360			0
Warrant modifications	15,900	$ 0	15,900	0	$ 0
Beneficial conversion features related to convertible notes payable	10,690	0	10,690	0	0
Stock-based compensation: shares of common stock	99,147	$ 19	99,128	0	$ 0
Stock-based compensation: shares of common stock (in shares)		19,198			0
Stock-based compensation: options and warrants	484,526	$ 0	484,526	0	$ 0
Net loss	(3,180,419)	0	0	(3,180,419)	0
Balance at Jun. 30, 2015	$ (2,880,523)	$ 2,818	$ 25,729,104	$ (28,580,445)	$ (32,000)
Balance (in shares) at Jun. 30, 2015		2,818,363			(27,932)